Line of Credit (Details) (Line of Credit [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 27, 2011
Line of Credit Facility [Line Items]
Maximum borrowing capacity ABL			$ 2,000,000
ABL interest rate			2.00%
Monthly minimum payment if borrowed			5,000
Current borrowing capacity	794,000
Line of Credit Facility, Amount Outstanding	0
LOC renewal fees	20,000
Warrants			50,000
Warrants issuable on initial borrowing, measurement period of avg closing price		20 days
Maximum [Member]
Line of Credit Facility [Line Items]
Percent of accounts receivable borrowing capacity ABL			75.00%
Minimum [Member]
Line of Credit Facility [Line Items]
ABL interest rate			5.25%
Monthly minimum payment			$ 2,500